High Income Securities Fund
Portfolio of Investments
November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 39.54%
Closed-End Funds - 23.96%
Apollo Tactical Income Fund	66,865	$1,038,413
Delaware Enhanced Global Dividend Fund	337,792	3,303,606
First Eagle Senior Loan Fund (a)(b)	222,367	233,485
Highland Income Fund	396,557	4,449,370
Morgan Stanley Emerging Markets Debt Fund	227,714	2,044,872
New America High Income Fund	31,246	294,650
Nuveen Floating Rate Income Fund	156,740	1,608,152
Nuveen Floating Rate Income Opportunities Fund	83,820	840,715
Nuveen Short Duration Credit Opportunities Fund	245,792	3,674,590
PGIM Global High Yield Fund, Inc.	176,072	2,644,601
Rivernorth Specialty Finance Corp.	264,870	4,463,059
Saba Capital Income and Opportunities Fund	309,325	1,404,335
Templeton Global Income Fund	703,504	3,777,816
Tortoise Energy Independence Fund, Inc.	55,315	1,230,206
Tortoise Power & Energy Infrastructure Fund, Inc.	206,153	2,663,497
Vertical Capital Income Fund	310,942	3,215,140
		36,886,507
Business Development Companies - 15.58%
Barings BDC, Inc.	189,082	2,040,195
CION Investment Corp. (a)	87,669	1,250,160
Crescent Capital BDC, Inc.	110,385	2,060,888
First Eagle Alternative Capital BDC, Inc.	19,841	93,253
FS KKR Capital Corp. II	288,969	6,045,231
Logan Ridge Finance Corp. (a)	48,175	1,194,692
PennantPark Investment Corp.	400,933	2,738,372
Phenixfin Corp. (a)	19,193	785,378
Portman Ridge Finance Corp.	96,811	2,393,168
Runway Growth Finance Corp.	160,814	2,238,531
Suro Capital Corp.	105,341	1,303,068
Whitehorse Finance, Inc.	118,752	1,840,656
		23,983,592
Total Investment Companies (Cost $56,629,891)		60,870,099

OTHER COMMON STOCKS - 0.00%
Energy - 0.00%
Nine Point Energy (a)(b)	138,566	0
Total Other Common Stocks (Cost $29,498)		0

PREFERRED STOCKS - 17.52%
Apparel Manufacturers - 1.39%
Fossil Group, Inc. (a)	85,000	2,138,600

Closed-End Funds - 1.35%
Xai Octagon Floating Rate & Alternative Income Fund	80,000	2,085,600

Coal - 1.05%
Ramaco Resources, Inc. (a)	60,000	1,613,232

Internet Content - Information and Networking - 0.20%
LifeMD, Inc. (a)	15,000	315,000

Investment Management & Advisory Services - 0.20%
B Riley Financial, Inc.	12,000	311,280

Machinery - Electric Utilities - 0.34%
Babcock & Wilcox Enterprises, Inc.	20,000	521,600

Medical - Drugs - 0.55%
Harrow Health, Inc.	32,000	851,200

Metal Processors & Fabrication - 3.45%
Steel Partners Holdings LP	224,472	5,299,784

Motion Pictures & Services - 0.77%
Chicken Soup for the Soul Entertainment, Inc. (a)	46,566	1,191,624

Real Estate Operations and Development - 5.80%
Harbor Custom Development, Inc.	135,000	2,172,150
Modiv, Inc. (a)	25,000	652,500
Monmouth Real Estate Investment Trust	170,000	4,251,700
Nexpoint Diversified Real Estate Trust	86,554	1,850,524
		8,926,874
Remediation Services - 0.70%
Charah Solutions, Inc.	44,603	1,079,393

Retail - Catalog Shopping - 0.94%
iMedia Brands, Inc. (a)	60,000	1,440,000

Transactional Software - 0.78%
Synchronoss Technologies, Inc.	50,000	1,200,000
Total Preferred Stocks (Cost $26,287,200)		26,974,187

SPECIAL PURPOSE ACQUISITION VEHICLES - 15.82%	Shares/Units
ALTC Acquisition Corp. - Class A (a)	50,000	497,500
Arbor Rapha Capital Bioholdings Corp. I Units (a)	67,200	687,456
Ares Acquisition Corp. (a)	50,000	489,500
Austerlitz Acquisition Corp. - Class A (a)	50,000	488,500
B Riley Principal 150 Merger Corp. - Class A (a)	26,245	271,373
B Riley Principal 250 Merger Corp. - Class A (a)	49,998	487,481
CF Finance Acquisition Corp. VI - Class A (a)	50,000	488,500
Churchill Capital Corp. VI - Class A (a)	34,700	342,489
Churchill Capital Corp. VII - Class A (a)	58,805	577,465
Clarim Acquisition Corp. - Class A (a)	9,999	97,990
Colombier Acquisition Corp. Units (a)	40,500	398,925
Digital Health Acquisition Corp. Units (a)	84,000	856,061
ExcelFin Acquisition Corp. Units (a)	50,000	506,005
Fast Acquisition Corp. II - Class A (a)	30,000	294,600

Figure Acquisition Corp. I - Class A (a)	7,500	74,100
Finnovate Acquisition Corp. Units (a)	100,000	1,018,000
Fintech Acquisition Corp. VI Units (a)	25,000	258,250
Fortress Value Acquisition Corp. IV - Class A (a)	25,000	245,750
Fortress Value Acquisition Corp. Units (a)	11,000	110,000
FTAC Hera Acquisition Corp. - Class A (a)	61,000	599,020
Go Acquisition Corp. - Class A (a)	49,998	492,980
Gores Holdings VII, Inc. - Class A (a)	15,000	147,750
Gores Technology Partners II Units (a)	5,000	50,050
Gores Technology Partners, Inc. Units (a)	5,000	50,050
GX Acquisition Corp. II - Class A (a)	60,000	582,000
Haymaker Acquisition Corp. - Class A (a)	145,464	1,415,365
Healthcor Catalio Acquisition Corp. - Class A (a)	20,000	199,600
Independence Holdings Corp. Units (a)	10,000	99,800
Industrial Human Capital, Inc. Units (a)	47,700	485,109
Intelligent Medicine Acquisition Corp. Units (a)	48,300	489,279
Isleworth Healthcare Acquisition Corp. (a)	14,700	144,942
LAMF Global Ventures Corp. I Units (a)	50,000	502,000
Landcadia Holdings IV, Inc. - Class A (a)	93,145	914,684
LEO Holdings Corp. II Units (a)	21,000	208,950
Longview Acquisition Corp. - Class A (a)	39,584	392,673
M3-Brigade Acquisition Corp. II - Class A (a)	24,849	246,751
M3-Brigade Acquisition Corp. III Units (a)	100,000	1,001,820
Marlin Technology Corp. Units (a)	50,000	499,500
Medicus Sciences Acquisition Corp. - Class A (a)	10,000	97,000
Newcourt Acquisition Corp. Units (a)	60,000	605,400
Northern Star Investment Corp. - Class A (a)	45,996	449,841
Omnilit Acquisition Corp. Units (a)	90,000	908,100
Opy Acquisition Corp. I Units (a)	100,000	1,000,000
Periphas Capital Partnering Corp. Units (a)	20,000	498,000
PWP Forward Acquisition Corp. - Class A (a)	105,000	1,026,900
Roman DBDR Tech Acquisition Corp. - Class A (a)	25,000	254,250
Sandbridge X2 Corp. Units (a)	15,000	148,500
Seaport Global Acquisition Corp. I Units (a)	100,000	1,006,970
Software Acquisition Group - Class A (a)	17,029	168,246
Spartan Acquisition Corp. III - Class A (a)	17,700	175,761
Tailwind Two Acquisition Corp. - Class A (a)	23,748	234,868
Tekkorp Digital Acquisition Corp. - Class A (a)	700	6,895
TG Venture Acquisition Corp. Units (a)	74,000	762,940
Z-Work Acquisition Corp. - Class A (a)	30,999	302,240
Total Special Purpose Acquisition Vehicles (Cost $24,169,240)		24,358,179

	Shares
RIGHTS - 0.01%
Agba Acquisition Ltd. (Expiration: May 10, 2024) (a)	9,250	2,223
Nocturne Acquisition Corp. (Expiration: December 26, 2025) (a)	40,000	16,804
Total Rights (Cost $17,138)		19,027

WARRANTS - 0.25%
Agba Acquisition Ltd. (a)
Expiration: May 2024
Exercise Price: $11.50	36,750	10,290
Ares Acquisition Corp. (a)
Expiration: January 2026
Exercise Price: $11.50	10,000	10,500
B Riley Principal 150 Merger Corp. (a)
Expiration: March 2028
Exercise Price: $11.50	9,000	20,610
B Riley Principal 250 Merger Corp. (a)
Expiration: April 2028
Exercise Price: $11.50	16,666	18,999
CF Acquisition Corp. VI - Class A (a)
Expiration: February 2028
Exercise Price: $11.50	12,500	13,250
Churchill Capital Corp. VI - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	6,940	7,634
Churchill Capital Corp. VII (a)
Expiration: February 2028
Exercise Price: $11.50	11,761	13,174
Clarim Acquisition Corp. (a)
Expiration: January 2026
Exercise Price: $11.50	3,333	2,233
Fast Acquisition Corp. II - Class A (a)
Expiration: March 2026
Exercise Price: $11.50	7,500	8,400
Figure Acquisition Corp. I - Class A (a)
Expiration: March 2028
Exercise Price: $11.50	1,875	2,269
Fortress Value Acquisition Corp. IV - Class A (a)
Expiration: March 2028
Exercise Price: $11.50	3,125	3,057
FTAC Hera Acquisition Corp. - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	15,250	15,858
GigCapital4, Inc. (a)
Expiration: February 2026
Exercise Price: $11.50	8,666	12,046
Gladstone Acquisition Corp. - Class A (a)
Expiration: August 2026
Exercise Price: $11.50	25,200	13,752
Go Acquisition Corp. (a)
Expiration: August 2027
Exercise Price: $11.50	16,666	13,999
Gores Holdings VII, Inc. - Class A (a)
Expiration: February 2028
Exercise Price: $11.50	1,875	2,794
GX Acquisition Corp. II - Class A (a)
Expiration: March 2026
Exercise Price: $11.50	20,000	12,604
Haymaker Acquisition Corp. (a)
Expiration: March 2026
Exercise Price: $11.50	11,366	9,661
IG Acquisition Corp. - Class A (a)
Expiration: October 2027
Exercise Price: $11.50	25,000	21,253

Isleworth Healthcare Acquisition Corp. (a)
Expiration: August 2027
Exercise Price: $11.50	7,350	4,043
Landcadia Holdings IV, Inc. (a)
Expiration: March 2028
Exercise Price: $11.50	12,500	19,375
Longview Acquisition Corp. - Class A (a)
Expiration: May 2026
Exercise Price: $11.50	10,000	11,500
M3-Brigade Acquisition Corp. II - Class A (a)
Expiration: September 2026
Exercise Price: $11.50	8,283	10,768
Medicus Sciences Acquisition Corp. - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	1,112	845
Northern Star Investment Corp. - Class A (a)
Expiration: February 2028
Exercise Price: $11.50	7,666	7,743
Oncology Institute, Inc. (a)
Expiration: November 2026
Exercise Price: $11.50	10,500	8,398
PWP Forward Acquisition Corp. - Class A (a)
Expiration: March 2026
Exercise Price: $11.50	21,000	16,800
Quantum Fintech Acquisition Corp. (a)
Expiration: January 2026
Exercise Price: $11.50	33,000	18,810
Roman DBDR Tech Acquisition Corp. (a)
Expiration: October 2025
Exercise Price: $11.50	3,600	6,696
Spartan Acquisition Corp. III - Class A (a)
Expiration: February 2026
Exercise Price: $11.50	4,425	6,770
Tailwind Two Acquisition Corp. - Class A (a)
Expiration: March 2028
Exercise Price: $11.50	7,916	8,945
Yellowstone Acquisition Corp. - Class A (a)
Expiration: October 2025
Exercise Price: $11.50	12,500	12,379
Yucaipa Acquisition Corp. - Class A (a)
Expiration: August 2025
Exercise Price: $11.50	20,800	28,706
Z-Work Acquisition Corp. - Class A (a)
Expiration: January 2026
Exercise Price: $11.50	10,333	7,336
Total Warrants (Cost $373,212)		381,497

MONEY MARKET FUNDS - 28.16%
Fidelity Institutional Government Portfolio - Class I, 0.010% (c)	21,681,836	21,681,836
Invesco Treasury Portfolio - Institutional Class, 0.010% (c)	21,681,836	21,681,836
Total Money Market Funds (Cost $43,363,672)		43,363,672

Total Investments (Cost $150,869,851) - 101.30%		155,966,661
Other Assets in Excess of Liabilities - (1.30)%		(2,003,651)
TOTAL NET ASSETS - 100.00%		$153,963,010

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $233,485, representing 0.15% of net assets. Value determined using significant unobservable inputs.
(c)	The rate shown represents the 7-day yield at November 30, 2021.

The accompanying notes are an integral part of these financial statements.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$36,653,022	$-	$233,485	$36,886,507
Business Development Companies	23,983,592	-	-	23,983,592
Other Common Stocks	-	-	0	0
Preferred Stocks
Apparel Manufacturers	2,138,600	-	-	2,138,600
Closed-End Funds	2,085,600	-	-	2,085,600
Coal	1,613,232	-	-	1,613,232
Internet Content - Information and Networking	315,000	-	-	315,000
Investment Management & Advisor Services	311,280	-	-	311,280
Machinery - Electric Utilities	521,600	-	-	521,600
Medical - Drugs	851,200	-	-	851,200
Metal Processors & Fabrication	5,299,784	-	-	5,299,784
Motion Pictures & Services	1,191,624	-	-	1,191,624
Real Estate Operations and Development	8,926,874	-	-	8,926,874
Remediation Sevices	1,079,393	-	-	1,079,393
Retail - Catalog Shopping	1,440,000	-	-	1,440,000
Transactional Software	1,200,000	-	-	1,200,000
Special Purpose Acquisition Vehicles	20,068,159	4,290,020	-	24,358,179
Rights	19,027	-	-	19,027
Warrants	351,248	30,249	-	381,497
Money Market Funds	43,363,672	-	-	43,363,672
Total	$151,412,907	$4,320,269	$233,485	$155,966,661

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2021:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 381,497

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2021:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 218,475
on Investments

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$ 61,859
depreciation of investments